SHAREHOLDERS' EQUITY (Schedule of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 78,030	$ 63,966
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	10,233	8,332
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	15,717	13,930
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	31,791	28,190
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 20,289	$ 13,514